CONDENSED CONSOLIDATED INTERIM STATEMENT OF COMPREHENSIVE INCOME - COP ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income		$ 1,461,754	$ 1,484,162	$ 3,146,765	$ 3,246,455
Other comprehensive income that will not be reclassified to net income
Remeasurement income/(loss) related to defined benefit liability		15,028	(22,433)	15,028	(22,504)
Income tax		(5,393)	8,448	(5,386)	8,554
Net of tax amount		9,635	(13,985)	9,642	(13,950)
Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)
Unrealized gain		6,642	1,362	13,102	10,467
Income tax		5,935	(2,352)	5,394	(2,976)
Net of tax amount		12,577	(990)	18,496	7,491
Total other comprehensive income that will not be reclassified to net income, net of tax		22,212	(14,975)	28,138	(6,459)
Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)
Loss on investments recycled to profit or loss upon disposal		(1,425)	(288)	(7,233)	(1,401)
Unrealized (loss)/ gain		(10,753)	24,053	(10,037)	86,233
Recovery of investments		3,425	3,258	2,297	2,804
Income tax		8,651	(6,884)	10,843	(15,675)
Net of tax amount		(102)	20,139	(4,130)	71,961
Foreign currency translation adjustments:
Exchange differences arising on translating the foreign operations		1,572,026	(2,390,144)	1,669,069	(3,196,672)
(Loss)/Gain on net investment hedge in foreign operations		(413,925)	965,110	(452,000)	1,303,197
Income tax		161,370	(373,160)	178,154	(503,882)
Net of tax amount	[1]	1,319,471	(1,798,194)	1,395,223	(2,397,357)
Unrealized (loss)/gain on investments in associates and joint ventures using equity method		100	(512)	(6,247)	2,383
Income tax		(18)	48	890	(340)
Net of tax amount		82	(464)	(5,357)	2,043
Total other comprehensive income/ (loss) that may be reclassified to net income, net of tax		1,319,451	(1,778,519)	1,385,736	(2,323,353)
Other comprehensive income/ (loss), attributable to the owners of the Parent Company, net of tax		1,341,663	(1,793,494)	1,413,874	(2,329,812)
Other comprehensive income/ (loss), attributable to the Non-controlling interest		1,375	(2,164)	1,922	(3,413)
Total comprehensive income attributable to:		2,804,792	(311,496)	4,562,561	913,230
Equity holders of the Parent Company		2,781,437	(333,003)	4,517,120	847,456
Non-controlling interest		$ 23,355	$ 21,507	$ 45,441	$ 65,774

[1]	Compared to the same period of the previous year, there was a revaluation of the Colombian peso against the U.S. dollar by 14.70% on average.